Protective Life Dynamic Allocation Series - Growth Portfolio
PORTFOLIO SUMMARY Protective Life Dynamic Allocation Series – Growth Portfolio
INVESTMENT OBJECTIVE
Protective Life Dynamic Allocation Series – Growth Portfolio (“Growth Portfolio”) seeks total return through growth of capital, balanced by capital preservation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable annuity contracts that invest in Shares of the Portfolio should refer to the variable annuity contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Protective Life Dynamic Allocation Series - Growth Portfolio Protective Life Dynamic Allocation Series - Growth Portfolio
Operating Expenses Column [Text]	Protective Life Dynamic Allocation Series - Growth Portfolio
Management Fees	0.40%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	2.59%
Acquired Fund Fees and Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	3.40%	[2]
Fee Waiver	2.50%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]
[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.55% until at least May 1, 2018. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers (and recoupment) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio | USD ($)	Protective Life Dynamic Allocation Series - Growth Portfolio	343	1,045	1,769	3,685

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the period April 7, 2016 to December 31, 2016, the Portfolio’s turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to in this Prospectus as “underlying ETFs” or “underlying funds”) across seven different equity asset classes and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. The Portfolio seeks to mitigate market risk by adjusting the allocation of equity assets between market exposure and cash and/or money market instruments, based on historical market indicators. Unless otherwise noted, references to cash throughout this Prospectus refer to the cash allocation portion of the Portfolio, which will consist of cash and/or money market instruments.

The Allocation Adjustment Program
The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates the Portfolio’s assets among seven different asset classes and cash. The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and mitigate market risk by adjusting equity investments between market exposure and cash. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of the Portfolio. Within the parameters of each asset class’ allocation relative to the Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

Equity and Cash Allocations.  The equity and cash allocations are adjusted weekly, as needed, based on historical market indicators (the 252-day moving average for each equity class, as discussed further below), subject to the respective asset class’ allocation. Accordingly, in any given week, each equity asset class component will represent the combined allocation to such equity investments plus cash, if any. Within each equity asset class, the amount invested by the Portfolio to gain or maintain market exposure versus the amount to be held in cash depends on the market indicator as established by the Allocation Adjustment Program.

Market Indicators.  The Allocation Adjustment Program compares the current valuation of an equity asset class compared to its 252-day moving average. If the current valuation of a given equity asset class is more than 2% below its 252-day moving average, the Allocation Adjustment Program signals the portfolio managers to move to the next lower target allocation, down to a minimum of 0%. If the valuation of a given equity asset class is between 98% and 100% of its 252-day moving average, the Allocation Adjustment Program will signal no change. If the current valuation of a given equity asset class is above its 252-day moving average by any amount, the Allocation Adjustment Program signals the portfolio managers to move to the next higher target allocation, up to the maximum target allocation for that equity class.

Trading Increments.  The Allocation Adjustment Program allows for five different target allocations within each equity asset class: 0%, 25%, 50%, 75%, and 100%. The target reflects the desired allocation to equity, with the remainder held in cash. The target allocation for each of the equity asset classes at the outset is 100%.

As an example of how the Allocation Adjustment Program works, assume the target allocation is 100% for the U.S. Large Cap Equity asset class, and 40% of the Portfolio’s assets are invested in underlying ETFs that comprise the U.S. Large Cap Equity asset class. If the following week, the U.S. Large Cap Equity asset class is valued 5% below its 252-day moving average, the Allocation Adjustment Program will signal the portfolio managers to move to the next lower target allocation (75%) for this asset class. If, as a result of market movement, the asset class now represents 36% of the Portfolio’s assets, the Portfolio’s assets invested in the underlying ETFs that comprise the U.S. Large Cap Equity asset class will be reduced to a target of 27% of the Portfolio’s assets, with the remaining target of 9% held in cash. If in the third week, the performance of the U.S. Large Cap Equity class is flat, but its valuation remains more than 2% below its 252-trading average, the Allocation Adjustment Program will signal to the portfolio managers to move to the next lower target allocation (50%). If, as a result of market movement, the asset class now represents 32% of the Portfolio’s assets, the Portfolio’s assets invested in the underlying ETFs that comprise the U.S. Large Cap Equity asset class will be further reduced to a target of 16% of the Portfolio’s assets, with the remaining target of 16% held in cash.

The table below shows, for each asset class, the class’ target allocation within the Portfolio, the approximate range of potential market exposure within the asset class, and the approximate trading increment upon a trade signal. Each figure is shown as a percentage of the Portfolio’s total assets.

Growth Portfolio
Asset Class	Asset Class Target Allocation Within the Portfolio(1)	Approximate Range of Market Exposure Within the Asset Class	Approximate Trading Increment(2)
U.S. Large Cap Equity	40.00%	0%-40.00%	10.00%
U.S. Small Cap Equity	15.00%	0%-15.00%	3.75%
U.S. High Growth Equity	15.00%	0%-15.00%	3.75%
U.K. Equity	10.00%	0%-10.00%	2.50%
European Equity	10.00%	0%-10.00%	2.50%
Japan Equity	5.00%	0%-5.00%	1.25%
Asia Equity, ex-Japan	5.00%	0%-5.00%	1.25%
Global Equity Total	100.00%	0%-100.00%	N/A
Cash and Money Market Instruments	N/A	0%-100.00%	N/A

(1)	Represents the target allocation to the respective asset class as a percentage of the Portfolio’s total assets plus, with respect to the equity classes, the remainder, if any, held in cash and/or money market instruments.
(2)	Represents the approximate trading increment response to an Allocation Adjustment Program signal, as a percentage of the Portfolio’s total assets, to be reallocated from one target allocation to the next.

At no time will an individual asset class exposure be less than zero (i.e., no short exposure), and at no time will an asset class exposure be greater than its maximum target allocation, except due to market movements between periodic rebalancing of the Portfolio.

The portfolio managers may change the Portfolio’s allocations among the asset classes without shareholder notice, unless Janus Capital determines it would be a material change to the Portfolio’s investment strategy, in which case shareholders would receive advance notice.

The Underlying Funds
The Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, the Portfolio is considered a “fund of funds.” The Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets). The Portfolio does not currently intend to invest in affiliated ETFs, but may determine to do so in the future.

The table below shows, for each asset class, the ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolio, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	iShares® Russell 2000 ETF iShares® Core S&P Small-Cap ETF	IWM IJR
U.S. High Growth Equity	PowerShares QQQ TrustSM, Series 1	QQQ
U.K. Equity	iShares® MSCI United Kingdom ETF	EWU
European Equity	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF	FEZ VGK
Japan Equity	iShares® MSCI Japan ETF	EWJ
Asia Equity, ex-Japan	iShares® MSCI All Country Asia ex-Japan ETF	AAXJ

Refer to Appendix A in this Prospectus for a brief description of the investment strategies of each of the potential underlying ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest.

As a result of its investments in the underlying ETFs, the Portfolio will have exposure to foreign markets, including emerging markets (which include, but are not limited to, Asia, China, Europe, India, Japan, North America, and South Korea) and various economic sectors (which include, but are not limited to, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, and information technology). Please refer to “Principal Investment Risks – Main Risks Associated with the Underlying Funds and Securities” and “Additional Information About the Portfolios – Risks of the Portfolios - Risks Associated with the Underlying Funds and Securities” in this Prospectus for more detail.

Cash Allocation
The Portfolio’s allocation to cash and money market instruments (eligible securities as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”)) may be as low as 0% or as high as 100% of its assets, depending on prevailing market conditions and the weekly results of the Allocation Adjustment Program. Securities that the Portfolio may invest in as a means of receiving a return on the portion of the Portfolio’s assets allocated to cash include high-quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, bonds, and floating interest rate securities. Obligations of financial institutions include certificates of deposit and time deposits. The Portfolio may also invest in repurchase agreements, including those secured by U.S. Treasuries, or other instruments issued by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the United States Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. With respect to these money market instruments, the Portfolio will:

  invest in high-quality (first or second tier securities as defined by Rule 2a-7 under the 1940 Act), short-term money market instruments that present minimal credit risks, as determined by Janus Capital;

  invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act); and

  maintain a dollar-weighted average portfolio maturity of 1-7 days.

The Portfolio may also invest in affiliated or unaffiliated money market funds that invest in the instruments described above.

The Portfolio may also invest its cash in a cash sweep program, an arrangement in which the Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Portfolio invests through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

When market indicators from the Allocation Adjustment Program dictate a more defensive position, the resulting allocations may result in the Portfolio holding a substantial portion of its assets in cash for a prolonged period. In that case, the Portfolio may not achieve its investment objective.

Due to the nature of the Allocation Adjustment Program, the Portfolio may have higher portfolio turnover compared to other fund of funds. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital, balanced by capital preservation. Investments in a portfolio with common stock exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio
Allocation Risk.  The Portfolio’s ability to achieve its investment objective depends largely upon the Portfolio’s allocation of assets among the underlying ETFs and cash, using the Allocation Adjustment Program (a quantitative-based process that allocates equity investments between market exposure and cash, based on historical market indicators). You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a range of different underlying ETFs and cash; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying ETF, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses. To the extent the Portfolio’s assets are allocated to the cash asset class, the Portfolio will be subject to risks associated with its cash holdings, may generate returns that are lower than inflation and, in periods of rising market prices, the Portfolio may be unable to participate in such price increases as fully as it may have if its assets were allocated to underlying ETFs.

Investment Process Risk.  No assurance can be given that the Portfolio’s investment strategy will be successful under all or any market conditions. Janus Capital does not have prior experience using the Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life. Although the Allocation Adjustment Program is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results, and there is a risk that it may not be successful in identifying how the Portfolio’s assets should be adjusted to reduce the risk of loss in down markets while participating in the upside growth of markets. Historical performance does not indicate future performance, and the assumption that markets will continue to rise where an asset class is valued higher (or continue to fall where an asset class is valued lower) than its 252-day moving average may prove to be incorrect under certain market conditions. In such cases, implementing a signal from the Allocation Adjustment Program may result in maintaining or increasing market exposure (or a reduction in exposure), might not provide the intended results, and may adversely impact the Portfolio’s performance.

Fund of Funds Structure Risk.  The Portfolio pursues its investment objective by investing its assets directly in the underlying ETFs or cash. The allocation of each Portfolio’s assets to underlying ETFs may not be successful in achieving the Portfolio’s investment objective. There is a risk that you may experience lower returns by investing in the Portfolio instead of investing directly in an underlying fund. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying funds in which it invests. The Portfolio, as a shareholder in the underlying fund, will indirectly bear its pro rata share of the expenses incurred by the underlying funds. The Portfolio’s return will be net of these expenses, and these expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying funds and the actual expenses of the underlying funds. There is additional risk for the Portfolio with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the Portfolio indirectly having concentrated assets in a particular industry, geographical sector, or single company. Such indirect concentrated holdings may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying funds, or any indirect concentration that occurs as a result of the underlying funds following their investment objectives.

Nondiversification Risk.  The Portfolio is classified as nondiversified under the 1940 Act, as amended. This gives the Portfolio more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of an ETF held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.

Cash Holdings Risk.  To the extent the Portfolio’s assets are allocated to the cash asset class, the Portfolio may be subject to the following risks:

  Credit Quality Risk.  The value of the securities which the Portfolio may hold may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Portfolio’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could result in a decline in the Portfolio’s income and potentially in the value of the Portfolio’s investments.

  Counterparty Risk.  Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Additionally, to the extent the Portfolio purchases shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles, it would bear its pro rata portion of such fund’s expenses, in addition to the expenses the Portfolio bears directly in connection with its own operation.

Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying ETFs’ returns will vary, and you could lose money. There can be no assurance that an underlying ETF will achieve its investment objective. Additional information is available in the underlying ETFs’ prospectuses and statements of additional information available on the SEC’s website at http://www.sec.gov.

Exchange-Traded Funds Risk.  ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Market Risk.  The market price of investments owned by the Portfolio or an underlying ETF may go up or down. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole, and its impact on specific equity securities held by the underlying funds will vary.

Equity Securities Risk.  Up to 100% of the Portfolio’s assets may be allocated to equity investments through investments in underlying ETFs. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.

Passive Investment Risk.  The underlying ETFs are not actively managed and therefore an ETF might not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the index or the selling of shares is otherwise required upon a rebalancing of the index the ETF seeks to track. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying ETF’s return to be lower than if it had employed an active strategy.

Foreign Exposure Risk.  Certain underlying ETFs may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing or a natural disaster in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Risk of Investing in Europe.  Certain underlying ETFs may have significant exposure to European markets. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

Risk of Investing in Japan.  The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons, and tsunamis, which could negatively affect an underlying ETF’s investment.

Risk of Investing in Asia.  Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political, and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Risk of Investing in the United Kingdom.  Certain underlying ETFs may have significant exposure to the United Kingdom. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (“EU”), which led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom’s exit from the EU (known as “Brexit”) will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues.

Concentration Risk.  To the extent that an underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the underlying fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the underlying fund’s investments more than the market as a whole.

Large-Capitalization Companies Risk.  Certain underlying ETFs’ investments in securities issued by large-capitalization companies will be subject to the risk that returns on stocks of large companies could trail the returns on investments in stocks of small- and mid-sized companies. Large-cap stocks tend to go through cycles of doing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Small- and Mid-Sized Companies Risk.  Certain underlying ETFs’ investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Illiquid Securities Risk.  To the extent the Portfolio or underlying ETF invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Portfolio or underlying fund because the Portfolio or underlying fund may be unable to sell the illiquid securities at an advantageous time or price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The Portfolio does not have a full calendar year of operations. Performance information for certain periods is included in the Portfolio’s annual and/or semiannual report and is available by calling 1-877-335-2687.